UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     2/06/2006
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          179
                                         -----------
Form 13F Information Table Value Total:     $139,850
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ACE Insurance                  ORD              G0070K103      273    5109          Sole               5109      0    0
Advanced Auto Parts            COM              00751Y106       71    1650          Sole               1650      0    0
Aegon                          ORD AMER REG     007924103       35    2168          Sole               2168      0    0
Aetna                          COM              00817Y108      369    4200          Sole               4200      0    0
Agree Realty                   COM              008492100      923   31957          Sole              31957      0    0
AIG                            COM              026874107     1408   20641          Sole              20641      0    0
All State                      COM              020002101       10     200          sole                200      0    0
Alliance Capital               UNIT LTD PARTN   01855A101     7135  126321          Sole             126321      0    0
Allied Capital                 COM              01903Q108      771   26265          Sole              26265      0    0
Altria Group                   COM              02209S103     1269   16995          Sole              16995      0    0
American Airlines              COM              001765106       33    1500          Sole               1500      0    0
American Capital               COM              024937104      302    8350          Sole               8350      0    0
American Financial             COM              02607P305     1424  118700          Sole             118700      0    0
Amerisource Bergen             COM              03073E105      310    7500          Sole               7500      0    0
Ameritrade                     COM              03074K100       36    1500          Sole               1500      0    0
Amgen                          COM              031162100      138    1750          Sole               1750      0    0
AMLI Residential               SH BEN INT       001735109      152    4000          Sole               4000      0    0
AmSouth Bank                   COM              032165102     4012  153077          Sole             153077      0    0
Antoen International           COM              03674E108       10     200          sole                200      0    0
Apartment Investment           CL A             03748R101     1343   35467          Sole              35467      0    0
Arbor Realty                   COM              038923108     1584   61140          Sole              61140      0    0
Arden Realty                   COM              039793104      703   15700          Sole              15700      0    0
Arrow Electronics              COM              042735100      448   13900          Sole              13900      0    0
Arthur J. Gallagher            COM              363576109      181    5875          Sole               5875      0    0
Aspen Insurance                SHS              G05384105      515   21762          Sole              21762      0    0
Associated Bank                COM              045487105      325   10000          Sole              10000      0    0
Associated Estates             COM              045604105     1294  143179          Sole             143179      0    0
Atmel                          COM              049513104       79   25800          Sole              25800      0    0
Avnet                          COM              053807103      824   34450          Sole              34450      0    0
Bank of America                COM              060505104     1170   25366          Sole              25366      0    0
Bank United                    CL A             06652B103      243    9175          Sole               9175      0    0
Brandywine                     SH BEN INT NEW   105368203      115    4150          Sole               4150      0    0
C.N.A. Financial               COM              126117100       13     400          Sole                400      0    0
Cablevision                    CL A NY CABLVS   12686C109      673   28677          Sole              28677      0    0
Car America                    COM              144418100      117    3400          Sole               3400      0    0
Cardinal Health                COM              14149Y108      426    6200          Sole               6200      0    0
Carnival Cruise Lines          PAIRED CTF       143658300       17     325          Sole                325      0    0
Cendant                        COM              151313103     1606   93155          Sole              93155      0    0
Cigna                          COM              125509109       44     400          Sole                400      0    0
Cisco                          COM              17275R102       46    2700          Sole               2700      0    0
Citigroup                      COM              172967101     2922   60218          Sole              60218      0    0
Claire's Stores                COM              179584107     2271   77752          Sole              77752      0    0
Colonial Bank                  COM              195493309      572   24019          Sole              24019      0    0
Colonial Properties            COM SH BEN INT   195872106      909   21617          Sole              21617      0    0
Comerica                       COM              200340107     1933   34056          Sole              34056      0    0
Commercial Net Lease           COM              202218103       44    2200          Sole               2200      0    0
Compass Bank                   COM              20449H109     1637   33936          Sole              33936      0    0
Con Edison                     COM              209115104        2      57          Sole                 57      0    0
Conoco Phillips                COM              20825C104       51     878          Sole                878      0    0
Continental Airlines           CL B             210795308      320   15060          Sole              15060      0    0
Corning                        COM              219350105       32    1655          Sole               1655      0    0
Countrywide Financial          COM              222372104      273    7998          Sole               7998      0    0
Cracker Barrell                COM              12489V106      312    8900          Sole               8900      0    0
Crescent Realty                COM              225756105       55    2800          Sole               2800      0    0
Crown Cork                     COM              228368106      195   10000          Sole              10000      0    0
CTS                            COM              126501105      914   82690          Sole              82690      0    0
Diamond Offshore               COM              25271C102      173    2500          Sole               2500      0    0
Direct General                 COM              25456W204       16    1000          Sole               1000      0    0
East Group                     COM              277276101      266    5900          Sole               5900      0    0
ElkCorp                        COM              287456107      242    7200          Sole               7200      0    0
Enbridge Equity                SHS UNITS LLI    29250X103     1265   27897          Sole              27897      0    0
Enbridge Equity Partners       COM              29250R106      167    3820          Sole               3820      0    0
Enterprise Products            COM              293792107      329   13732          Sole              13732      0    0
Equity Inns                    COM              294703103     4794  353816          Sole             353816      0    0
E-Trade Financial              COM              269246104     4358  208927          Sole             208927      0    0
Exxon Mobil                    COM              30231G102      583   10380          Sole              10380      0    0
Fannie Mae                     COM              313586109     1373   28140          Sole              28140      0    0
Felcor Lodging                 COM              31430F101      841   48650          Sole              48650      0    0
First Horizon                  COM              320517105     1675   43579          Sole              43579      0    0
First Industrial               COM              32054K103     1717   44604          Sole               4404      0    0
First Merit                    COM              337915102      108    4200          Sole               4200      0    0
Flextronics                    ORD              Y2573F102     1275  122155          Sole             122155      0    0
Fox & Hound                    COM              351321104     2553  165911          Sole             165911      0    0
Freddie Mac                    COM              313400301     1733   26531          Sole              26531      0    0
Freeport-McMoran               CL B             35671D857       14     278          Sole                278      0    0
General Electric               COM              369604103      250    7143          Sole               7143      0    0
General Growth Prop            COM              370021107      472   10050          Sole              10050      0    0
Glenborough                    COM              37803P105     1375   75973          Sole              75973      0    0
Glimscher Realty               SH BEN INT       379302102     2189   90013          Sole              90013      0    0
Health Care Properties         COM              421915109      237   10521          Sole              10521      0    0
Health Care REIT               COM              42217K106     1065   31462          Sole              31462      0    0
Healthcare Realty              COM              421946104      270    6250          Sole               6250      0    0
Helen of Troy                  COM              G4388N106      331   20550          Sole              20550      0    0
Hersha Hospitalities           SH BEN INT       427825104     2267  251712          Sole             251712      0    0
Hewitt                         COM              42822Q100      452   16150          Sole              16150      0    0
Highwoods                      COM              431284108     1122   39375          Sole              39375      0    0
Hilb Rogal & Hobbs             COM              431294107      103    2700          Sole               2700      0    0
Home Depot                     COM              437076102     1457   36017          Sole              36017      0    0
Hormel                         COM              440452100      817   25007          Sole              25007      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1463   36499          Sole              36499      0    0
HRPT Properties                COM SH BEN INT   40426W101     1253  121077          Sole             121077      0    0
Humana                         COM              444859102     1056   19445          Sole              19445      0    0
IBM                            COM              459200101       32     400          Sole                400      0    0
Imperial Chemical              ADR NEW          452704505       68    3000          Sole               3000      0    0
Innskeepers                    COM              4576J0104     1295   80938          Sole              80938      0    0
International Bank             COM              459044103       59    2030          Sole               2030      0    0
Johnson & Johnson              COM              478160104      120    2000          Sole               2000      0    0
JP Morgan Chase                COM              46625H100     1241   31282          Sole              31282      0    0
Keithley Instruments           COM              487584104      284   20325          Sole              20325      0    0
KeyCorp                        COM              493267108      201    6110          Sole               6110      0    0
Kinder Morgan                  COM              49455P101     1686   18342          Sole              18342      0    0
Kinder Morgan MGMT             SHS              49455U100      334    7000          Sole               7000      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      870   19155          Sole              19155      0    0
Laboratory Holdings            COM NEW          50540R409      166    3100          Sole               3100      0    0
Lexington Properties           COM              529043101      161    7600          Sole               7600      0    0
Lowes                          COM              548661107      598    8975          Sole               8975      0    0
Lucent                         COM              549463107       39   14720          Sole              14720      0    0
Mack Cali                      COM              554489104      114    2700          Sole               2700      0    0
Maguire Properties             COM              559775101      193    6250          Sole               6250      0    0
Marine Pete                    UNIT BEN INT     568423107       38    1200          Sole               1200      0    0
Marsh & McLennan               COM              571748102     2438   76781          Sole              76781      0    0
Max Re Capital                 SHS              G6052F103       62    2400          Sole               2400      0    0
MBNA                           COM              55262L100     2481   91415          Sole              91415      0    0
Medco                          COM              58405U102       55     999          Sole                999      0    0
MEMC Electronics               COM              552715104      155    7000          Sole               7000      0    0
Meristar                       COM              58984Y103     1666  177333          Sole             177333      0    0
Merrill Lynch                  COM              590188108      209    3100          Sole               3100      0    0
Mid-America Apartments         COM              59522J103       82    1700          Sole               1700      0    0
Mills Corp                     COM              601148109      138    3300          Sole               3300      0    0
Montpelier Re                  SHS              G62185106       44    2350          Sole               2350      0    0
Motorola                       COM              620076109      180    8000          Sole               8000      0    0
National City                  COM              635405103     2357   70237          Sole              70237      0    0
National Health Investors      COM              63633D104       26    1000          Sole               1000      0    0
Nationwide Health              COM              638620104      561   26241          Sole              26241      0    0
North Fork Bank                COM              659424105     1465   54446          Sole              54446      0    0
Northern Borders               UNIT LTD PARTN   664785102     1185   28220          Sole              28220      0    0
Nvidia                         COM              67066G104      106    2900          Sole               2900      0    0
NVR                            COM              62944T105      168     240          Sole                240      0    0
Oriental Financial             COM              68618W100      383   31044          Sole              31044      0    0
Overstock.com                  COM              690370101      767   27260          Sole              27260      0    0
Park Electrochemical           COM              700416209       10     375          Sole                375      0    0
Partner Re                     COM              G6852T105     2073   31572          Sole              31572      0    0
Pennsylvania REIT              SH BEN INT       709102107       16     430          Sole                430      0    0
Peoples Bank                   COM              710198102      663   21352          Sole              21352      0    0
Pepsico                        COM              713448108       23     400          Sole                400      0    0
Perry Ellis                    COM              288853104     1692   89075          Sole              89075      0    0
Pfizer                         COM              717081103      564   24194          Sole              24194      0    0
PHH                            COM NEW          693320202       52    1890          Sole               1890      0    0
Pitney Bowes                   COM              724479100      157    3723          Sole               3723      0    0
PNC Bank                       COM              693475105      119    1927          Sole               1927      0    0
Posco                          SPONSORED ADR    693483109       76    1550          Sole               1550      0    0
Prentiss Properties            SH BEN INT       740706106      185    4550          Sole               4550      0    0
ProQuest                       COM              74346P102       60    7875          Sole               7875      0    0
PXRE Group                     COM              G73018106      171   13246          Sole              13246      0    0
Qualcomm                       COM              747525103       51    1200          Sole               1200      0    0
Quest Diagnostics              COM              74834L100      102    2000          Sole               2000      0    0
Regions Financial              COM              7591EP100     3549  103906          Sole             103906      0    0
Republic Bank                  COM              760282103       15    1331          Sole               1331      0    0
Royal Carribbean               COM              V7780T103      757   16805          Sole              16805      0    0
Ruby Tuesday                   COM              781182100     1457   56300          Sole              56300      0    0
Senior Housing                 SH BEN INT       81721M109      690   40835          Sole              40835      0    0
Service Corp                   COM              817565104       41    5000          Sole               5000      0    0
Sovereign Bank                 COM              845905108      749   34677          Sole              34677      0    0
St. Paul Company               COM              792860108      599   13410          Sole              13410      0    0
Student Loan                   COM              863902102     1269    6070          Sole               6070      0    0
Sunrise Assisted               COM              86768K106       74    2200          Sole               2200      0    0
Tanger Factory                 COM              875465106      563   19600          Sole              19600      0    0
Target                         COM              87612E106       11     200          Sole                200      0    0
Teppco                         UT LTD PARTNR    872384102      303    8700          Sole               8700      0    0
Tom Online                     ADR REG S        889728200      233   11775          Sole              11775      0    0
Town & Country                 SH BEN INT       892081100      189    5600          Sole               5600      0    0
TrustStreet Properties         COM              898404108     2757  188636          Sole             188636      0    0
Tyco                           COM              902124106     1214   42092          Sole              42092      0    0
Unilever                       SPON ADR NEW     904767704     2146   53500          Sole              53500      0    0
United Auto Group              COM              909440109     1213   31757          Sole              31757      0    0
United Health                  COM              91324P102       94    1524          Sole               1524      0    0
UnumProvident                  COM              91529Y106     1933   84990          Sole              84990      0    0
US Bancorp                     COM NEW          902973304      204    6850          Sole               6850      0    0
Valero Energy                  COM              91913Y100     1069   20721          Sole              20721      0    0
VF Corp                        COM              918204108       94    1700          Sole               1700      0    0
Waddell & Reed                 CL A             930059100     2413  115083          Sole             115083      0    0
WalMart                        COM              931142103      112    2400          Sole               2400      0    0
Warwick Valley                 COM              936750108       19    1000          Sole               1000      0    0
Washington Mutual              COM              939322103     3669   84335          Sole              84335      0    0
Willis Group                   SHS              G96655108       25     700          Sole                700      0    0
Winston Hotels                 COM              97563A102     1291  130460          Sole             130460      0    0
WR Berkley                     COM              084423102      421    8850          Sole               8850      0    0
XL Capital                     CLA              G98255105       75    1225          Sole               1225      0    0
Zimmer Holdings                COM              98956P102       11     300          Sole                300      0    0